Business Combinations	9 Months Ended
Sep. 30, 2021
Reverse Recapitalization, Business Combination And Asset Acquisition [Abstract]
Business Combinations

3. Business Combinations

Reverse Recapitalization

As discussed in Note 1 - Description of Business, on January 29, 2021, Novus completed the Business Combination with Legacy AppHarvest through the Merger, with Legacy AppHarvest surviving the Merger as a wholly-owned subsidiary of the Company. Upon the consummation of the Business Combination, each share of Legacy AppHarvest common stock issued and outstanding was canceled and converted into the right to receive 2.1504 shares of the Company’s Common Stock.

Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 760,000 shares, of which 750,000 shares were designated Common Stock, $0.0001 par value per share, and 10,000 shares designated Preferred Stock, $0.0001 par value per share.

Each option to purchase Legacy AppHarvest common stock that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option to purchase a number of shares of the Company’s Common Stock equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy AppHarvest common stock subject to such Legacy AppHarvest option and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Legacy AppHarvest option, divided by (B) the Exchange Ratio.

Each restricted stock unit awarded by Legacy AppHarvest that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an award of restricted stock units to acquire a number shares of the Company’s Common Stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of Legacy AppHarvest common stock subject to the Legacy AppHarvest restricted stock unit award and (2) the Exchange Ratio.

In connection with the execution of the Business Combination Agreement, the Company entered into separate subscription agreements (the “Subscription Agreements”) with certain investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 37,500 shares of Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $375,000, in a private placement pursuant to the Subscription Agreements (the “PIPE”). The PIPE investment closed concurrently with the closing of the Business Combination.

Prior to the Business Combination, Novus had outstanding 10,000 Public Warrants and 3,250 Private Warrants which were listed on the Nasdaq Capital Market under the symbol “NOVSW.” Upon the closing of the Business Combination, they became listed on the Nasdaq Global Select Market under the symbol “APPHW.” The Warrants remain subject to the same terms and conditions as prior to the Business Combination.

Also immediately prior to the closing of the Business Combination, Novus assumed the Legacy AppHarvest convertible note (the “Convertible Note”). Upon completion of the Business Combination, the outstanding principal and unpaid accrued interest due on the Legacy AppHarvest Convertible Note was converted into an aggregate of 3,242 shares of Common Stock, and the converted note was no longer outstanding, and ceased to exist. See Note 10 - Note Payable with a Related Party.

Upon consummation of the Business Combination and the closing of the PIPE, the most significant change in Legacy AppHarvest’s financial position and results of operations was a total net increase in cash and cash equivalents of approximately $435,239, including $375,000 in gross proceeds from the PIPE.

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Novus was treated as the “acquired” company for financial reporting purposes. See Note 1 - Description of Business for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy AppHarvest issuing stock for the net assets of Novus, accompanied by a recapitalization. The net assets of Novus are stated at historical cost, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Business Combination to the unaudited condensed consolidated statements of stockholders’ equity and cash flows for the nine months ended September 30, 2021:

Recapitalization
Cash - Novus trust and cash, net of redemptions	$99,896
Cash - PIPE financing	375,000
Non-cash Convertible Note conversion	30,808
Non-cash net liabilities assumed from Novus	(2,850)
Less: Fair value of assumed common stock Private Warrants	(45,565)
Less: transaction costs allocated to equity	(23,762)
Net impact on total stockholders’ equity	433,527
Less: cash payments for transaction costs at Closing	(2,634)
Less: non-cash Convertible Note conversion	(30,808)
Add: non-cash net liabilities assumed from Novus	2,850
Add: non-cash fair value of assumed common stock Private Warrants	45,565
Net impact on net cash provided by financing activities	448,500
Less: transaction costs included in net cash used in operating activities(a)	(13,261)
Total net increase in cash and cash equivalents on closing date	$435,239
(a)	Including transaction costs in the amount of $2,887 allocated to the Private Warrants.

Root AI

On April 7, 2021, the Company completed the Root AI Acquisition.

Total consideration, net of cash acquired, is as follows:

Common Stock issued (2,329 shares at approximately $21.00 per share)	$48,991
Stock options issued to replace unvested Root AI stock options	361
Total equity	49,352
Cash consideration paid for the settlement of vested Root AI stock options	230
Cash consideration paid to Root AI shareholders	9,512
Cash consideration paid to reimburse Root AI for seller transaction costs incurred	150
Cash acquired	(136)
Net cash	$9,756
Net consideration paid	$59,108

The Company accounted for Root AI using the acquisition method of accounting in accordance with U.S. GAAP whereby the total purchase price was preliminarily allocated to tangible and intangible assets acquired and liabilities assumed based on respective fair values.

The preliminary purchase price allocation for Root AI is as follows:

Goodwill	$50,863
Intangibles	9,754
Deferred taxes	(1,420)
Net operating assets and liabilities	(89)
Net assets acquired	$59,108

As of September 30, 2021, the purchase price allocation for the acquisition was preliminary and subject to completion. Adjustments to the current fair value estimates in the above table may occur as the process conducted for various valuations and assessments is finalized, including intangible assets, tax assets, liabilities and other attributes. Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The factors contributing to the recognition of goodwill are based on several strategic and synergistic benefits that are expected to be realized from the Root AI Acquisition.

The Root AI Acquisition is expected to provide the Company with a baseline for harvesting support while helping evaluate crop health, predict yield, and optimize overall operations in existing CEA facilities. The benefits include fully developed technology, in the form of software and hardware, that can be programmed for utilization and optimization and a skilled workforce to assist with ongoing upgrades of the artificial intelligence. None of the goodwill is expected to be deductible for income tax purposes and was entirely allocated to the Company’s sole consolidated reporting unit.

The preliminary fair value of the technology asset was determined using the income approach through a discounted cash flow analysis. The determination of the useful life was based upon consideration of market participant assumptions and transaction specific factors.

Transaction costs of $0 and $1,032 were included in selling, general and administrative expense (“SG&A”) within the unaudited condensed consolidated statement of operations and comprehensive loss for the three and nine months ended September 30, 2021, respectively.